Organization and Principal Activities (Details)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Share Ecxhange Agreement [Member] | DIAMIR BIOSCIENCES CORP. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued and outstanding, percentage	100.00%	100.00%